Long-term debt - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total debt	$ 2,752,900	$ 2,414,935
Cost
Disclosure of detailed information about borrowings [line items]
Total debt	2,779,568
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Total debt	41,296
Cost | 2027
Disclosure of detailed information about borrowings [line items]
Total debt	742,673
Cost | 2028
Disclosure of detailed information about borrowings [line items]
Total debt	177,276
Cost | 2029
Disclosure of detailed information about borrowings [line items]
Total debt	849,960
Cost | 2030
Disclosure of detailed information about borrowings [line items]
Total debt	17,676
Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Total debt	950,687
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total debt	127,674	141,054
Other limited recourse debt facilities | Cost
Disclosure of detailed information about borrowings [line items]
Total debt	129,568
Other limited recourse debt facilities | Cost | 2026
Disclosure of detailed information about borrowings [line items]
Total debt	13,796
Other limited recourse debt facilities | Cost | 2027
Disclosure of detailed information about borrowings [line items]
Total debt	15,173
Other limited recourse debt facilities | Cost | 2028
Disclosure of detailed information about borrowings [line items]
Total debt	16,026
Other limited recourse debt facilities | Cost | 2029
Disclosure of detailed information about borrowings [line items]
Total debt	16,210
Other limited recourse debt facilities | Cost | 2030
Disclosure of detailed information about borrowings [line items]
Total debt	17,676
Other limited recourse debt facilities | Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Total debt	50,687
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Total debt	2,277,293	2,273,881
Unsecured notes | Cost
Disclosure of detailed information about borrowings [line items]
Total debt	2,300,000
Unsecured notes | Cost | 2026
Disclosure of detailed information about borrowings [line items]
Total debt	0
Unsecured notes | Cost | 2027
Disclosure of detailed information about borrowings [line items]
Total debt	700,000
Unsecured notes | Cost | 2028
Disclosure of detailed information about borrowings [line items]
Total debt	0
Unsecured notes | Cost | 2029
Disclosure of detailed information about borrowings [line items]
Total debt	700,000
Unsecured notes | Cost | 2030
Disclosure of detailed information about borrowings [line items]
Total debt	0
Unsecured notes | Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Total debt	900,000
Term Loan A
Disclosure of detailed information about borrowings [line items]
Total debt	347,933	$ 0
Term Loan A | Cost
Disclosure of detailed information about borrowings [line items]
Total debt	350,000
Term Loan A | Cost | 2026
Disclosure of detailed information about borrowings [line items]
Total debt	27,500
Term Loan A | Cost | 2027
Disclosure of detailed information about borrowings [line items]
Total debt	27,500
Term Loan A | Cost | 2028
Disclosure of detailed information about borrowings [line items]
Total debt	161,250
Term Loan A | Cost | 2029
Disclosure of detailed information about borrowings [line items]
Total debt	133,750
Term Loan A | Cost | 2030
Disclosure of detailed information about borrowings [line items]
Total debt	0
Term Loan A | Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Total debt	$ 0